Exhibit 99.5

Seller	Loan ID	Redaction ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose
XXXX	xxxxxx2090	81000005	Closed	2021-11-09 18:59	2021-11-10 14:15	Resolved	1 - Information	Compliance	Missing Doc	Missing Loan program disclosure	Resolved-Client provided copy of Final TIL dated 6/29/21 and loan program name, Exception Resolved. - Due Diligence Vendor-11/10/2021

Ready for Review-Loan is a DSCR program. - Seller-11/09/2021

Counter-The bid tape states, "NON-QM Business Fixed." Please confirm if this corresponds to the DSCR/No Ratio program or the Select DSCR program on the NANQ ONE Matrix. Thank you.  - Due Diligence Vendor-11/08/2021

Counter-Please provide the updated 1008 with loan program (including grade) added to the comments.   - Due Diligence Vendor-11/05/2021

Ready for Review-According to manager please refer to the Bid tape regarding the loan program. - Seller-11/03/2021

Counter-Need to know the loan program  - Due Diligence Vendor-11/02/2021

Resolved-Received  - Due Diligence Vendor-11/02/2021

Ready for Review-Document Uploaded. TIL statement uploaded. - Seller-11/01/2021

Open-Per GLS LLC entity requires GFE and TIL - Due Diligence Vendor-10/07/2021	Ready for Review-Loan is a DSCR program. - Seller-11/09/2021

 Ready for Review-According to manager please refer to the Bid tape regarding the loan program. - Seller-11/03/2021

 Ready for Review-Document Uploaded. TIL statement uploaded. - Seller-11/01/2021

													Resolved-Client provided copy of Final TIL dated 6/29/21 and loan program name, Exception Resolved. - Due Diligence Vendor-11/10/2021 Resolved-Received - Due Diligence Vendor-11/02/2021	XXXX			XXXX	Investment	Refinance	No Cash Out - Borrower Initiated
XXXX	xxxxxx2090	81000005	Closed	2021-11-05 12:04	2021-11-05 16:04	Resolved	1 - Information	Property	Missing Doc	3rd Party Valuation Product is Required and Missing	Resolved-Client provided CDA dated 11/4/2021 with effective date of 4/6/2021. CDA verifies value of $370,000. Finding resolved. - Due Diligence Vendor-11/05/2021

Ready for Review-Document Uploaded. Desk review  - Seller-11/05/2021

											Open-Missing CU Score <2.5 or Desk Review - Due Diligence Vendor-10/05/2021	Ready for Review-Document Uploaded. Desk review - Seller-11/05/2021	Resolved-Client provided CDA dated 11/4/2021 with effective date of 4/6/2021. CDA verifies value of $370,000. Finding resolved. - Due Diligence Vendor-11/05/2021	XXXX			XXXX	Investment	Refinance	No Cash Out - Borrower Initiated
XXXX	xxxxxx0670	81000001	Closed	2021-10-19 20:02	2021-10-20 17:15	Resolved	1 - Information	Credit	Income	Loan files does not contain the required income documentation.	XXXX	Ready for Review-Document Uploaded. Uploaded income worksheet. (sberry) - Seller-10/19/2021	Resolved-Lender provided income documents for Borrower. Finding resolved. See findings upload - Due Diligence Vendor-10/20/2021	XXXX			XXXX	Investment	Refinance	No Cash Out - Borrower Initiated
XXXX	xxxxxx2870	81000008	Closed	2021-10-22 17:25	2022-01-21 20:26	Resolved	1 - Information	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Housing History Meets Guideline Requirements - Due Diligence Vendor-01/21/2022

											Open-Housing History Does Not Meet Guideline Requirements 12 month rental history not found - Due Diligence Vendor-10/22/2021		Resolved-Housing History Meets Guideline Requirements - Due Diligence Vendor-01/21/2022				XXXX	Primary Residence	Purchase	NA
XXXX	xxxxxx2503	81000007	Closed	2021-12-09 21:11	2022-01-06 21:08	Resolved	1 - Information	Credit	Eligibility	All Interested Parties Not Checked with Exclusionary Lists	XXXX	Ready for Review-Please talk to your management. This is to be waived as we no longer require to send Fraud Report. - Seller-12/09/2021	Resolved-All Interested Parties Checked against Exclusionary Lists - Due Diligence Vendor-01/06/2022 Rescinded-Fraud Report not required. Finding rescinded. - Due Diligence Vendor-12/10/2021				XXXX	Second Home	Purchase	NA
XXXX	xxxxxx2361	81000006	Closed	2022-01-14 17:14	2022-01-18 20:43	Resolved	1 - Information	Credit	Missing Doc	Missing Lender Income Calculation Worksheet	Resolved- - Due Diligence Vendor-01/18/2022

Rescinded-Employment Income Worksheet has been uploaded and in file. Employment Screen has been updated. Finding can be rescinded.  - Due Diligence Vendor-01/18/2022

Ready for Review-Document Uploaded.  - Seller-01/14/2022

											Open-Lender income calculation worksheet missing - Due Diligence Vendor-01/05/2022	Ready for Review-Document Uploaded. - Seller-01/14/2022	Rescinded-Employment Income Worksheet has been uploaded and in file. Employment Screen has been updated. Finding can be rescinded. - Due Diligence Vendor-01/18/2022	XXXX			XXXX	Primary Residence	Purchase	NA